SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
SIGNIFICANT ACCOUNTING POLICIES
Use of estimates

Use of estimates:  The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

On an ongoing basis, the Company evaluates its estimates, including those related to recoverability of long‑lived assets and intangibles, useful lives used in depreciation and amortization, uncollectible accounts receivable, income taxes, self‑insurance liabilities, share‑based compensation and contingent liabilities. The Company bases its estimates on historical and other pertinent information that are believed to be reasonable under the circumstances. The accounting estimates used in the preparation of the consolidated financial statements may change as new events occur, as more experience is acquired, as additional information is obtained and as the Company’s operating environment changes.

Use of estimates: The preparation of consolidated financial statements in conformity with United States generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

On an ongoing basis, the Company evaluates its estimates, including those related to recoverability of long-lived assets and intangibles, useful lives used in depreciation and amortization, uncollectible accounts receivable, income taxes, self-insurance liabilities, share-based compensation and contingent liabilities. The Company bases its estimates on historical and other pertinent information that are believed to be reasonable under the circumstances. The accounting estimates used in the preparation of the consolidated financial statements may change as new events occur, as more experience is acquired, as additional information is obtained and as the Company’s operating environment changes.

Cash and cash equivalents		Cash and cash equivalents: The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.
Accounts receivable and allowance for doubtful accounts

Accounts receivable and allowance for doubtful accounts: Accounts receivable are stated at the invoiced amount, or the earned but not yet invoiced amount, net of an allowance for doubtful accounts. The Company establishes an allowance for doubtful accounts based on the review of several factors, including historical collection experience, current aging status of the customer accounts, and financial condition of its customers. Accounts receivable are written off when a settlement is reached for an amount less than the outstanding historical balance or when the Company determines that it is probable the balance will not be collected.

The change in allowance for doubtful accounts is as follows:

(in thousands)	2016	2015
Balance at beginning of year	2,351	3,169
Provisions for bad debts, included in SG&A expense	2,385	576
Uncollectible receivables written off	(2,592)	(1,394)
Balance at end of year	2,144	2,351

Concentrations of credit and customer risk

Concentrations of credit and customer risk:  Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and trade accounts receivable. The amounts held in financial institutions periodically exceed the federal insured limit. Management believes that the financial institutions are financially sound and the risk of loss is minimal. The Company minimizes its exposure to counterparty credit risk by performing credit evaluations and ongoing monitoring of the financial stability of its customers. There were no customers that accounted for more than 10.0% of the Company’s consolidated revenues for the year ended December 31, 2016. During 2015, Anadarko Petroleum Corporation accounted for 10.6% of the Company’s consolidated revenues.

Inventories

Inventories:  The Company values its inventories at lower of cost or market using the first‑in, first‑out (“FIFO”) method. Inventory costs primarily consist of water containment sections sold to customers in the ordinary course of business.

Debt issuance costs

Debt issuance costs:  Debt issuance costs consist of costs directly associated with obtaining credit with financial institutions. These costs are recorded as a direct deduction from the carrying value of the associated debt liability and are generally amortized on a straight‑line basis over the life of the credit agreement, which approximates the effective‑interest method. Any unamortized debt issue costs are expensed in the year when the associated debt instrument is terminated. Amortization expense for debt issuance costs was $3.4 million and $3.2 million for the years ended December 31, 2016 and 2015, respectively, and is included in interest expense in the consolidated statements of operations.

Property and equipment

Property and equipment:  Property and equipment are stated at cost less accumulated depreciation.

Depreciation is calculated on a straight line basis over the estimated useful life of each asset as noted below:

Asset Classification	Useful Life (years)
Buildings and improvements	30 or lease term
Vehicles and equipment	5
Machinery and equipment	2 - 15
Computer equipment and software	3 - 4
Office furniture and equipment	7
Disposal wells	7 - 10
Helicopters	7

Depreciation expense related to the Company’s property and equipment was $88.2 million and $98.3 million for the years ended December 31, 2016 and 2015, respectively.

Expenditures for additions to property and equipment and major replacements are capitalized when they significantly increase the functionality or extend the useful life of the asset. Gains and losses on dispositions, maintenance, repairs and minor replacements are included in the consolidated statements of operations as incurred. See Note 5—Property and Equipment for further discussion.

Goodwill and other intangible assets

Goodwill and other intangible assets:  Goodwill represents the excess of the purchase price of acquisitions over the fair value of the net assets acquired. Goodwill and other intangible assets not subject to amortization are tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. Intangible assets with finite useful lives are amortized either on a straight‑line basis over the asset’s estimated useful life or on a basis that reflects the pattern in which the economic benefits of the intangible assets are realized.

Impairment of long-lived and intangible assets

Impairment of long‑lived and intangible assets:  Long‑lived assets, such as property and equipment and finite‑lived intangible assets, are evaluated for impairment whenever events or changes in circumstances indicate that its carrying value may not be recoverable. Recoverability is measured by a comparison of its carrying amount to the estimated undiscounted cash flows to be generated by those assets. If the undiscounted cash flows are less than the carrying amount, the Company records impairment losses for the excess of its carrying value over the estimated fair value. The development of future cash flows and the estimate of fair value represent its best estimates based on industry trends and reference to market transactions and are subject to variability. The Company considers the factors within the fair value analysis to be Level 3 inputs within the fair value hierarchy. Due to certain economic factors related to oil prices and rig counts, during 2015, an impairment loss of $1.3 million related to other intangible assets was recognized within impairment of intangible assets in the consolidated statements of operations. The impairment related to certain intangible assets within the Company’s Water Solutions segment. The Company determined that triggering events existed during 2016 resulting in an evaluation of the recoverability of the carrying value of certain property and equipment. As a result of this evaluation, the Company recorded impairment of property and equipment of $60.0 million related to the Company’s Water Solutions segment. See Note 11—Fair Value Measurement for further discussion.

The Company conducts its annual goodwill impairment test in the fourth quarter each year, or more frequently if indicators of impairment exist. The Company’s annual impairment tests utilize discounted cash flow projections using weighted average cost of capital calculations based on capital structures of publicly traded peer companies to determine the fair value of its reporting units. The Company’s reporting units are based on its organizational and reporting structure.

If the fair value of the reporting unit is less than its carrying value, an impairment loss is recorded to the extent that the implied fair value of the reporting unit’s goodwill is less than its carrying value. Application of the goodwill impairment test requires judgment, including the identification of reporting units, allocation of assets (including goodwill) and liabilities to reporting units and determining the fair value. The determination of reporting unit fair value relies upon certain estimates and assumptions. These estimates and assumptions are affected by numerous factors, including the general economic environment and levels of exploration and production activity of oil and natural gas companies. The Company considers these factors to be Level 3 inputs within the fair value hierarchy.

While the Company believes that the estimates and assumptions used in its annual impairment tests are reasonable, changes in these estimates and assumptions could impact the determination of its reporting unit fair value. Due to certain economic factors related to oil prices and rig counts during 2015, an impairment loss of $20.1 million related to goodwill was recognized in the consolidated statements of operations for the year ended December 31, 2015. The Company determined that additional triggering events were present during 2016 resulting in a goodwill impairment assessment of $138.5 million, primarily related to the Company’s Water Solutions segment. See Note 6—Goodwill and Other Intangible Assets and Note 11—Fair Value Measurement for further discussion.

Asset retirement obligations

Asset retirement obligations:  The asset retirement obligation (“ARO”) liability reflects the present value of estimated costs of plugging, site reclamation, and similar activities associated with the Company’s salt water disposal wells. The Company utilizes current retirement costs to estimate the expected cash outflows for retirement obligations. The Company also estimates the productive life of the disposal wells, a credit‑adjusted risk‑free discount rate, and an inflation factor in order to determine the current present value of this obligation. The Company’s ARO liabilities are included in accrued expenses and other current liabilities and other long term liabilities during the years ended December 31, 2016 and 2015.

The change in asset retirement obligations is as follows:

(in thousands)	2016	2015
Balance at beginning of year	1,483	1,560
Accretion expense, included in Depreciation and Amortization expense	155	150
Change in estimate	30	(60)
Settlements	—	(167)
Balance at end of year	1,668	1,483

Self-insurance

Self‑insurance:  The Company self‑insures, through deductibles and retentions, up to certain levels for losses related to general liability, workers’ compensation and employer’s liability, and vehicle liability. The Company’s exposure (i.e. the retention or deductible) per occurrence is $1.0 million for general liability, $1.0 million for workers’ compensation and employer’s liability, and $1.0 million for vehicle liability. The Company also has an excess loss policy over these coverages with a limit of $50.0 million in the aggregate. Management regularly reviews its estimates of reported and unreported claims and provide for losses through reserves. Prior to June 1, 2016, the Company was self‑insured for group medical claims subject to a deductible of $250 thousand for large claims. As of June 1, 2016, the Company is fully‑insured for group medical.

Employee benefit plans

Employee benefit plans:  The Company sponsors a defined contribution 401(k) Profit Sharing Plan (the “401(k) Plan”) for the benefit of substantially all employees of the Company. The 401(k) Plan allows eligible employees to make tax‑deferred contributions, not to exceed annual limits established by the Internal Revenue Service. Prior to December 4, 2015, the Company made matching contributions of 100% of employee contributions, up to 4% of compensation. These matching contributions were vested immediately. Effective December 4, 2015, the employer match was discontinued for all employees. The Company did not make any matching contributions for the year ended December 31, 2016. The Company’s contributions were $1.9 million for the year ended December 31, 2015.

Revenue recognition

Revenue recognition:  The Company recognizes revenue when it is realized or realizable and earned. Revenues are considered realized or realizable and earned when: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the seller’s price to the buyer is fixed or determinable, and (iv) collectability is reasonably assured. Services are typically priced on a throughput, day‑rate, hourly‑rate, or per‑job basis depending on the type of services provided. The Company’s services are generally governed by a service agreement or other persuasive evidence of an arrangement that include fixed or determinable fees and do not generally include right of return provisions or other significant post‑delivery obligations. Collectability is reasonably assured based on the establishment of appropriate credit qualification prior to services being rendered. Revenue generated by each of the Company’s segments are outlined as follows:

Water Solutions—The Company’s Water Solutions segment provides water‑related services to customers, including the sourcing and transfer of water; the containment of fluids; measuring and monitoring of water; the filtering and treatment of fluids, well testing and handling, transportation, and recycling or disposal of fluids. Revenue from water solutions is primarily based on a per‑barrel price or other throughput metric as specified in the contract. We recognize revenue from water solutions when services are performed.

The Company’s agreements with its customers are often referred to as “price sheets” and sometimes provide pricing for multiple services. However, these agreements generally do not authorize the performance of specific services or provide for guaranteed throughput amounts. As customers are free to choose which services, if any, to use based on the Company’s price sheet, the Company prices its separate services on the basis of their standalone selling prices. Customer agreements generally do not provide for performance‑, cancellation‑, termination‑, or refund‑type provisions. Services based on price sheets with customers are generally performed under separately‑issued “work orders” or “field tickets” as services are requested. Of the Company’s Water Solutions service lines, only sourcing and transfer of water are consistently provided as part of the same arrangement. In these instances, revenue for both sourcing and transfer are recognized concurrently when delivered.

Accommodations and Rentals—The Company’s Accommodations and Rentals segment provides workforce accommodations and surface rental equipment. Accommodation services include trailer housing and mobile home units for field personnel. Equipment rentals are related to the accommodations and include generators, sewer and water tanks, and communication systems. Revenue from accommodations and equipment rental is typically recognized on a day‑rate basis.

Wellsite Completion and Construction Services—The Company’s Wellsite Completion and Construction Services segment provides crane and logistics services, wellsite and pipeline construction, and field services. Revenue for heavy‑equipment rental is typically recognized on a day‑rate basis. Construction or field personnel revenue is based on hourly rates or on a per‑job basis as services are performed.

Equity-based compensation

Equity‑based compensation:  The Company accounts for equity‑based awards by measuring the awards at the date of grant and recognizing the grant‑date fair value as an expense using either straight‑line or accelerated attribution, depending on the specific terms of the award agreements over the requisite service period, which is usually equivalent to the vesting period. The Company expenses awards with graded‑vesting service conditions on a straight‑line basis.

The Company has liability awards that are expected to be settled in cash. Liability awards are recorded as accrued liabilities based on the estimated fair value of the awards expected to vest and are remeasured at each reporting date until settled. These awards are subject to revision based on the impact of certain performance conditions associated with the incentive plans. See Note 9—Equity‑based Compensation for further discussion.

Foreign currency

Foreign currency:  For its subsidiaries in Canada, where the local currency is the functional currency, the Company historically translated assets and liabilities using the exchange rates in effect at the balance sheet dates, while income and expense items were translated using average exchange rates during the period. The resulting gains or losses arising from the translation of accounts from the functional currency to the U.S. Dollar were reported in the consolidated statements of comprehensive income (loss). See Note 3—Discontinued Operations for further discussion.

Derivatives and hedging

Derivatives and hedging:  The Company accounts for certain interest rate swaps as cash flow hedges. Management formally assesses both at the hedge’s inception and on an ongoing basis that the derivative will be highly effective in offsetting changes in cash flows of the related hedged items. The fair values of the derivatives are recognized as either assets or liabilities in the consolidated balance sheets. The effective portions of the changes in fair values of the derivative contracts are initially recorded in accumulated other comprehensive income and reclassified into the statement of operations in the period in which earnings are impacted by the hedged items or in the period that the transaction no longer qualifies as a cash flow hedge. The ineffective portion of the gains or losses on the derivative contracts, if any, is recognized in the consolidated statement of operations as it is incurred. See Note 10—Derivative Financial Instruments for further discussion.

Fair value measurements

Fair value measurements:  The Company measures certain assets and liabilities pursuant to accounting guidance which establishes a three‑tier fair value hierarchy and prioritizes the inputs used in measuring fair value. Level 1 inputs are unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 inputs are quoted prices or other market data for similar assets and liabilities in active markets, or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the asset or liability. Level 3 inputs are unobservable inputs based upon its own judgment and assumptions used to measure assets and liabilities at fair value. See Note 11—Fair Value Measurement for further discussion.

Income taxes

Income taxes:  Select Energy Services is subject to U.S. federal and state income taxes as a corporation. SES Holdings and its subsidiaries, with the exception of certain corporate subsidiaries, are treated as flow‑through entities for U.S. federal income tax purposes, and as such, are generally not subject to U.S. federal income tax at the entity level. Rather, the tax liability with respect to their taxable income is passed through to their members or partners. Accordingly, the Company is subject to U.S. federal income taxation on its allocable share of SES Holdings’ net U.S. taxable income. The state of Texas includes in its tax system a franchise tax applicable to the Company and an accrual for franchise taxes is included in the financial statements when appropriate.

The Company and its subsidiaries account for income taxes under the asset and liability method. Under this method, deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled pursuant to the provisions of Accounting Standards Codification (“ASC”) 740, Income Taxes. The effect on deferred tax assets and liabilities of a change in tax rate is recognized in earnings in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts more likely than not to be realized.

Due to significant operating losses during historical periods, the Company determined that any deferred tax assets that would result from giving pro forma effect to the reorganization and 144A Offering would be fully offset by a valuation allowance. As a result, the pro forma tax effect and impact on earnings per share data would be zero.

The determination of the provision for income taxes requires significant judgment, use of estimates, and the interpretation and application of complex tax laws. Significant judgment is required in assessing the timing and amounts of deductible and taxable items and the probability of sustaining uncertain tax positions. The benefits of uncertain tax positions are recorded in the Company’s financial statements only after determining a more‑likely‑than‑not probability that the uncertain tax positions will withstand challenge, if any, from taxing authorities. When facts and circumstances change, the Company reassesses these probabilities and records any changes through the provision for income taxes. The Company recognizes interest and penalties relating to uncertain tax provisions as a component of tax expense. The Company identified no uncertain tax positions as of December 31, 2016 and 2015. See Note 13—Income Taxes for further discussion.

Pro forma earnings per share (unaudited)

Pro forma earnings per share (unaudited): The computation of unaudited pro forma earnings per share of $(4.62) per share gives effect to (1) the reorganization and 144A Offering transactions as described in the notes to consolidated financial statements and (2) the issuance of 8,700,000 shares of Class A common stock to be offered in the Company’s initial public offering as if both of these transactions occurred as of January 1, 2016. If the computation of unaudited pro forma earnings per share were to only give effect to the issuance of shares of Class A common stock in the initial public offering that would be required to be sold to extinguish “as adjusted” total long-term debt related to the Permian Acquisition for the period subsequent to the reorganization and 144A Offering transactions, it would result in basic and diluted pro forma net loss per share attributable to Class A-1 and Class A stockholders of $(0.05).

Recent accounting pronouncements

Recent accounting pronouncements:  In May 2014, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606), outlining a comprehensive new revenue recognition standard that will supersede ASC 605, Revenue Recognition. The new accounting guidance creates a framework under which an entity will allocate the transaction price to separate performance obligations and recognize revenue when each performance obligation is satisfied. Under the new standard, entities will be required to use judgment and make estimates, including identifying performance obligations in a contract, estimating the amount of variable consideration to include in the transaction price, allocating the transaction price to each separate performance obligation, and determining when an entity satisfies its performance obligations. The standard allows for either “full retrospective” adoption, meaning that the standard is applied to all of the periods presented with a cumulative catch‑up as of the earliest period presented, or “modified retrospective” adoption, meaning the standard is applied only to the most current period presented in the financial statements with a cumulative catch‑up as of the current period. In August 2015, the FASB decided to defer the original effective date by one year. As long as the Company is an EGC and able to utilize the extended transition period for new accounting pronouncements, this guidance will be effective for annual reporting periods beginning after December 15, 2018, and interim reporting periods within annual reporting periods beginning after December 15, 2019. The Company is still evaluating the impact that the new accounting guidance will have on its consolidated financial statements and related disclosures and has not yet determined the method by which it will adopt the standard.

In November 2015, the FASB issued ASU 2015-17, Balance Sheet Classification of Deferred Taxes, which amends existing guidance on income taxes to require the classification of all deferred tax assets and liabilities as noncurrent on the balance sheet. As an EGC utilizing the extended transition period for new accounting pronouncements, this pronouncement is effective for annual reporting periods beginning after December 15, 2017, and interim periods within annual periods beginning after December 15, 2018, and may be applied either prospectively or retrospectively. The Company prospectively adopted this guidance during the nine months ended September 30, 2017. Prior periods were not retrospectively adjusted. As the Company’s deferred tax assets and liabilities are all noncurrent, the adoption did not result in a change to the consolidated financial statements and related disclosures.

In February 2016, the FASB issued ASU 2016-02, Leases, which introduces a lessee model that brings most leases on the balance sheet. The new standard also aligns many of the underlying principles of the new lessor model with those in the current accounting guidance as well as the FASB’s new revenue recognition standard. However, the ASU eliminates the use of bright‑line tests in determining lease classification as required in the current guidance. The ASU also requires additional qualitative disclosures along with specific quantitative disclosures to better enable users of financial statements to assess the amount, timing, and uncertainty of cash flows arising from leases. As an EGC utilizing the extended transition period for new accounting pronouncements, this pronouncement is effective for annual reporting periods beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020, using a modified retrospective approach. Early adoption is permitted. The Company is still evaluating the impact that the new accounting guidance will have on its consolidated financial statements and related disclosures.

In March 2016, the FASB issued ASU 2016-09, Improvements to Employee Share-Based Payment Accounting, that provides a new requirement to record all of the tax effects related to share‑based payments at settlement (or expiration) through the income statement. As an EGC utilizing the extended transition period for new accounting pronouncements, this pronouncement is effective for annual reporting periods beginning after December 15, 2017, and interim periods within fiscal years beginning after December 15, 2018. The Company is still evaluating the impact that the new accounting guidance will have on its consolidated financial statements and related disclosures.

In August 2016, the FASB issued ASU 2016-15, Classification of Certain Cash Receipts and Cash Payments, which addresses the classification and presentation of eight specific cash flow issues that currently result in diverse practices. The amendments provide guidance in the presentation and classification of certain cash receipts and cash payments in the statement of cash flows including debt prepayment or debt extinguishment costs, settlement of zero‑coupon debt instruments, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate‑owned life insurance policies, and distributions received from equity method investees. As an EGC utilizing the extended transition period for new accounting pronouncements, this pronouncement is effective for annual reporting periods beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. The amendments in this ASU should be applied using a retrospective approach. The Company is still evaluating the impact that the new accounting guidance will have on its consolidated financial statements and related disclosures.

In January 2017, the FASB issued ASU 2017-01, Clarifying the Definition of a Business, with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. As an EGC utilizing the extended transition period for new accounting pronouncements, this pronouncement is effective for annual reporting periods beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. The amendments in this ASU should be applied prospectively. The Company is still evaluating the impact that the new accounting guidance will have on its consolidated financial statements and related disclosures.

In January 2017, the FASB issued ASU 2017-04, Simplifying the Test for Goodwill Impairment. This pronouncement removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. A goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. This pronouncement is effective for annual reporting periods beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2019. The amendments in this ASU should be applied prospectively. The Company is still evaluating the impact that the new accounting guidance will have on its consolidated financial statements and related disclosures.

In May 2017, the FASB issued ASU 2017-09, Scope of Modification Accounting. This pronouncement provides guidance about which changes to the terms and conditions of a share-based payment award require an entity to apply modification accounting in ASC 718.  This pronouncement is effective for annual reporting periods beginning after December 15, 2017, and interim periods within fiscal years beginning after December 15, 2017. Early adoption is permitted, including adoption in any interim period. The pronouncement should be applied prospectively to an award modified on or after the adoption date.  The Company is still evaluating the impact that the new accounting guidance will have on its consolidated financial statements and related disclosures.

Recent accounting pronouncements:  In May 2014, the Financial Accounting Standards Board (the “FASB”) issued an accounting standards update (“ASU”) on a comprehensive new revenue recognition standard that will supersede ASC 605, Revenue Recognition. The new accounting guidance creates a framework under which an entity will allocate the transaction price to separate performance obligations and recognize revenue when each performance obligation is satisfied. Under the new standard, entities will be required to use judgment and make estimates, including identifying performance obligations in a contract, estimating the amount of variable consideration to include in the transaction price, allocating the transaction price to each separate performance obligation, and determining when an entity satisfies its performance obligations. The standard allows for either “full retrospective” adoption, meaning that the standard is applied to all of the periods presented with a cumulative catch‑up as of the earliest period presented, or “modified retrospective” adoption, meaning the standard is applied only to the most current period presented in the financial statements with a cumulative catch‑up as of the current period. In August 2015, the FASB decided to defer the original effective date by one year to be effective for annual reporting periods beginning after December 15, 2018, and interim reporting periods within annual reporting periods beginning after December 15, 2019 for nonpublic entities. The Company is still evaluating the impact that the new accounting guidance will have on its consolidated financial statements and related disclosures and has not yet determined the method by which it will adopt the standard.

In August 2014, the FASB issued an ASU which requires management to assess a company’s ability to continue as a going concern and to provide related footnote disclosures in certain circumstances. Before this new standard, there was minimal guidance in U.S. GAAP specific to going concern. Under the new standard, disclosures are required when conditions give rise to substantial doubt about a company’s ability to continue as a going concern within one year from the financial statement issuance date. The new standard applies to all entities and is effective for the annual period ending after December 15, 2016, and all annual and interim periods thereafter. The Company’s adoption of this new guidance during the year ended December 31, 2016 did not have a material impact on its consolidated financial statements and related disclosures.

In April 2015, the FASB issued an accounting standards update that requires debt issuance costs related to a recognized debt liability to be presented in the balance sheet as a direct deduction from the carrying value of that debt liability, consistent with debt discounts. The guidance is effective retrospectively for fiscal years, beginning after December 15, 2015, and interim periods within fiscal years beginning after December 15, 2016, for nonpublic entities. Early adoption is permitted for financial statements that have not been previously issued. The Company adopted this guidance in 2016 and retrospectively reclassified $2.9 million of debt issuance costs that was previously presented as other long term assets to a direct deduction from the carrying value of short‑term and long‑term debt within the consolidated balance sheets as of December 31, 2015.

In November 2015, the FASB issued an accounting standards update which amends existing guidance on income taxes to require the classification of all deferred tax assets and liabilities as noncurrent on the balance sheet. The pronouncement is effective for annual reporting periods beginning after December 15, 2017, and interim periods within annual periods beginning after December 15, 2018 for nonpublic entities, and may be applied either prospectively or retrospectively. The Company plans to adopt this guidance during the year ended December 31, 2017 and does not expect the adoption to have a material impact on its consolidated financial statements and related disclosures.

In February 2016, the FASB issued an accounting standards update for leases. The ASU introduces a lessee model that brings most leases on the balance sheet. The new standard also aligns many of the underlying principles of the new lessor model with those in the current accounting guidance as well as the FASB’s new revenue recognition standard. However, the ASU eliminates the use of bright-line tests in determining lease classification as required in the current guidance. The ASU also requires additional qualitative disclosures along with specific quantitative disclosures to better enable users of financial statements to assess the amount, timing, and uncertainty of cash flows arising from leases. The pronouncement is effective for annual reporting periods beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020, for nonpublic entities using a modified retrospective approach. Early adoption is permitted. The Company is still evaluating the impact that the new accounting guidance will have on its consolidated financial statements and related disclosures and has not yet determined the method by which it will adopt the standard.

In March 2016, the FASB issued an accounting standards update that provides a new requirement to record all of the tax effects related to share-based payments at settlement (or expiration) through the income statement. This pronouncement is effective for annual reporting periods beginning after December 15, 2017, and interim periods within fiscal years beginning after December 15, 2018, for nonpublic entities. The Company is still evaluating the impact that the new accounting guidance will have on its consolidated financial statements and related disclosures.

In August 2016, the FASB issued an accounting standards update addressing the classification and presentation of eight specific cash flow issues that currently result in diverse practices. The amendments provide guidance in the presentation and classification of certain cash receipts and cash payments in the statement of cash flows including debt prepayment or debt extinguishment costs, settlement of zero-coupon debt instruments, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate-owned life insurance policies, and distributions received from equity method investees. This pronouncement is effective for annual reporting periods beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019, for nonpublic entities. The amendments in this ASU should be applied using a retrospective approach. The Company is still evaluating the impact that the new accounting guidance will have on its consolidated financial statements and related disclosures.

In January 2017, the FASB issued an accounting standards update clarifying the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. This pronouncement is effective for annual reporting periods beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019, for nonpublic entities. The Company is still evaluating the impact that the new accounting guidance will have on its consolidated financial statements and related disclosures.